Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (94.7%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (11.5%)
Autohome, Inc., ADR	Cayman Islands	97,219	9,333
China Mobile, Ltd.	Hong Kong	452,000	2,906
Tencent Holdings, Ltd.	Cayman Islands	1,071,100	71,328
Yandex NV *	Netherlands	198,790	12,971

Total			96,538

Consumer Discretionary (19.3%)
Astra International Tbk PT	Indonesia	16,308,700	4,906
China Tourism Group Duty Free Corp, Ltd. - Class A	China	534,997	17,539
Huazhu Group, Ltd., ADR	Cayman Islands	145,113	6,275
Meituan Dianping - Class B *	Cayman Islands	782,700	24,615
MercadoLibre, Inc. *	United States	16,610	17,980
Midea Group Co., Ltd. - Class A	China	1,651,267	17,655
Naspers, Ltd. - Class N *	South Africa	100,925	17,801
New Oriental Education & Technology Group, Inc., ADR *	Cayman Islands	56,324	8,420
Prosus NV *	Netherlands	199,372	18,386
Sands China, Ltd.	Cayman Islands	2,907,600	11,314
Shenzhou International Group Holdings, Ltd.	Cayman Islands	702,100	11,922
Yum China Holdings, Inc.	United States	93,383	4,945

Total			161,758

Consumer Staples (6.4%)
Budweiser Brewing Co. APAC, Ltd.	Cayman Islands	2,868,400	8,379
Fomento Economico Mexicano SAB de CV, ADR	Mexico	178,000	10,002
Hindustan Unilever, Ltd.	India	283,719	7,958
ITC, Ltd.	India	3,820,222	8,909
Kweichow Moutai Co., Ltd. - Class A	China	74,680	18,359

Total			53,607

Energy (1.7%)
LUKOIL PJSC, ADR	Russia	115,925	6,681
Novatek PJSC	Russia	564,348	7,748

Total			14,429

Financials (19.4%)
AIA Group, Ltd.	Hong Kong	1,415,800	13,947
Banco Bradesco SA, ADR	Brazil	3,402,564	11,671
Bank Central Asia Tbk PT	Indonesia	5,457,100	9,959
Bank of the Philippine Islands	Philippines	3,580,636	4,727
China Merchants Bank Co., Ltd. - Class H	China	2,177,000	10,367
Grupo Financiero Banorte SAB de CV *	Mexico	2,341,660	8,090
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	376,092	17,678

Common Stocks (94.7%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Housing Development Finance Corp., Ltd.	India	830,750	19,637
Kotak Mahindra Bank, Ltd. *	India	777,384	13,365
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,989,000	30,835
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	25,385,200	5,208
Sberbank of Russia PJSC *	Russia	2,782,576	8,174
SBI Life Insurance Co., Ltd. *	India	812,431	8,943

Total			162,601

Health Care (2.1%)
Hangzhou Tigermed Consulting Co., Ltd. - Class A	China	198,999	3,027
Hangzhou Tigermed Consulting Co., Ltd. - Class H *	China	92,100	1,312
Wuxi Biologics Cayman, Inc. *	Cayman Islands	522,000	12,810

Total			17,149

Industrials (3.8%)
China Conch Venture Holdings, Ltd.	Cayman Islands	977,000	4,529
Grupo Aeroportuario del Sureste SAB de CV - Class B *	Mexico	356,880	4,142
NARI Technology Co., Ltd. - Class A	China	1,833,836	5,315
Shanghai International Airport Co., Ltd. - Class A	China	919,281	9,271
WEG SA	Brazil	693,733	8,116

Total			31,373

Information Technology (20.2%)
ASML Holding NV	Netherlands	27,905	10,289
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,601,107	17,659
Samsung Electronics Co., Ltd.	South Korea	752,750	37,928
Samsung SDI Co., Ltd.	South Korea	25,952	9,606
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,920,290	73,896
Tata Consultancy Services, Ltd.	India	570,339	19,272

Total			168,650

Materials (6.0%)
LG Chem, Ltd.	South Korea	32,754	18,289
Mondi PLC	United Kingdom	284,700	6,032
UltraTech Cement, Ltd.	India	170,064	9,295

Emerging Markets Equity Portfolio

Common Stocks (94.7%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Vale SA, ADR	Brazil	1,538,770	16,280

Total			49,896

Real Estate (3.3%)
Ayala Land, Inc.	Philippines	13,813,920	8,464
China Resources Land, Ltd. Cayman Islands		4,172,000	18,973

Total			27,437

Utilities (1.0%)
China Resources Gas Group, Ltd.	Bermuda	1,916,000	8,578

Total			8,578

Total Common Stocks (Cost: $626,113)			792,016

Preferred Stocks (4.3%)
Energy (0.9%)
Petroleo Brasileiro SA	Brazil	2,168,090	7,571

Total			7,571

Preferred Stocks (4.3%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (3.4%)
Samsung Electronics Co., Ltd.	South Korea	663,434	28,623

Total			28,623

Total Preferred Stocks (Cost: $35,367)			36,194

Short-Term Investments
(0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	7,550,293	7,550

Total			7,550

Total Short-Term Investments (Cost: $7,550)			7,550

Total Investments (99.9%) (Cost: $669,030)@			835,760

Other Assets, Less Liabilities (0.1%)			679

Net Assets (100.0%)			836,439

Investments Percentage by Country is based on Net Assets:
Cayman Islands	22.5%
China	15.7%
South Korea	11.3%
India	10.4%
Taiwan	8.9%
Brazil	5.3%
Netherlands	5.0%
Other	20.8%

Total	99.9%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $669,030 and the net unrealized appreciation of investments based on that cost was $166,730 which is comprised of $232,290 aggregate gross unrealized appreciation and $65,560 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks
Energy	$ 7,571	$—	$—
Information Technology	—	28,623	—
Common Stocks
Communication Services	22,304	74,234	—
Consumer Discretionary	37,620	124,138	—
Consumer Staples	10,002	43,605	—
Energy	3,007	11,422	—
Financials	19,761	142,840	—
Health Care	1,312	15,837	—
Industrials	12,258	19,115	—
Materials	16,280	33,616	—
All Others	—	204,665	—
Short-Term Investments	7,550	—	—

Total Assets:	$ 137,665	$698,095	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand